FVM - Transfers between Level 1 and Level 2 (Narrative) (Detail) SFr in Billions	6 Months Ended
Jun. 30, 2018 CHF (SFr)
Disclosure Of Fair Value Measurement [Line Items]
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	SFr 0.6
Description Of Reasons For Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	due to increased levels of trading activity observed within the market.